REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of accounts receivable and contract liabilities	Accounts receivable and contract liabilities as of September 30, 2022 and December 31, 2021, were as follows:

	Accounts Receivable	Contract Liabilities
December 31, 2021	$223,275	$173,050
September 30, 2022	$743,725	$259,225

Contract liabilities consist of customer deposits that are applied to invoices as the performance obligation is performed. Accounts receivable and contract liabilities as of December 31, 2021 and 2020, were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2020	$—	$—
December 31, 2020	$53,000	$35,776
December 31, 2021	$223,275	$173,050

Summary of revenues from contracts with customers
Revenues from contracts with customers are disaggregated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenues recognized at a point in time	$866,353	$134,061	$1,003,728	$303,635
Revenues recognized over time	1,800	—	1,800	10,776

Total	$868,153	$134,061	$1,005,528	$314,411

Revenues from contracts with customers are disaggregated as follows:

Years Ended December 31,	2021	2020
Revenues recognized at a point in time	$365,889	$669,537
Revenues recognized over time	10,776	22,922

Total	$376,665	$692,459